Acquisitions & Divestitures - Sensitivity Analysis (Details) - Natural Gas And Oil Properties $ in Thousands	Mar. 14, 2025 USD ($)
Discount rate
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Percentage of reasonably possible decrease in unobservable input, assets	10.00%
Increase (decrease) in Adjusted fair value of natural gas and oil properties due to reasonably possible 10% increase in measurement input	$ (58,417)
Increase (decrease) in Adjusted fair value of natural gas and oil properties due to reasonably possible 10% decrease in measurement input	$ 65,961
Pricing
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Percentage of reasonably possible decrease in unobservable input, assets	10.00%
Increase (decrease) in Adjusted fair value of natural gas and oil properties due to reasonably possible 10% increase in measurement input	$ 278,045
Increase (decrease) in Adjusted fair value of natural gas and oil properties due to reasonably possible 10% decrease in measurement input	$ (278,045)
Production
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Percentage of reasonably possible decrease in unobservable input, assets	10.00%
Increase (decrease) in Adjusted fair value of natural gas and oil properties due to reasonably possible 10% increase in measurement input	$ 254,387
Increase (decrease) in Adjusted fair value of natural gas and oil properties due to reasonably possible 10% decrease in measurement input	$ (254,372)
Operating expense
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Percentage of reasonably possible decrease in unobservable input, assets	10.00%
Increase (decrease) in Adjusted fair value of natural gas and oil properties due to reasonably possible 10% increase in measurement input	$ (105,990)
Increase (decrease) in Adjusted fair value of natural gas and oil properties due to reasonably possible 10% decrease in measurement input	$ 105,990
Forward curve
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Percentage of reasonably possible decrease in unobservable input, assets	10.00%